Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Long-term debt, carrying values	$ 1,572,895	$ 1,585,395
Long-term debt, fair values	$ 1,625,193	$ 1,680,584